Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property, plant and equipment [Abstract]
Property, plant and equipment - Useful lives of property, plant and equipment [Text Block]	Philips Group Useful lives of property, plant and equipment

Buildings	from 5 to 50 years
Machinery and installations	from 3 to 20 years
Other equipment	from 1 to 10 years

Property, plant and equipment - Property, plant and equipment [Text Block]	Philips Group Property, plant and equipment in millions of EUR
	2022	2023
Owned assets	1,718	1,565
Right-of-use assets	919	919
Total	2,638	2,483

Property, plant and equipment - Property, plant and equipment - owned assets [Text Block]

Philips Group

Property, plant and equipment - owned assets

in millions of EUR

	Land and buildings	Machinery and installations	Other equipment	Assets under construction	Total
Balance as of January 1, 2023
Cost	1,135	1,779	1,454	309	4,676
Accumulated depreciation	(621)	(1,291)	(1,046)		(2,958)
Book value	514	488	408	309	1,718
Additions	1	115	77	239	433
Assets available for use	20	90	144	(262)	(8)
Depreciation	(56)	(196)	(167)		(420)
Impairments	(5)	(23)	(17)	-	(45)
Transfer (to) from AHFS	(1)	(1)	(45)		(46)
Reclassifications	15	2	(17)	(5)	(6)
Translation differences and other	(14)	(22)	(19)	(7)	(62)
Total change	(39)	(35)	(45)	(35)	(154)
Balance as of December 31, 2023
Cost	1,114	1,731	1,404	274	4,521
Accumulated depreciation	(638)	(1,278)	(1,041)		(2,957)
Book value	476	453	363	274	1,565

Philips Group

Property, plant and equipment - owned assets

in millions of EUR

	Land and buildings	Machinery and installations	Other equipment	Assets under construction	Total
Balance as of January 1, 2022
Cost	1,097	1,585	1,382	208	4,273
Accumulated depreciation	(591)	(1,074)	(967)		(2,632)
Book value	506	511	415	208	1,641
Additions	1	102	77	314	494
Assets available for use	34	69	111	(220)	(6)
Depreciation	(56)	(215)	(176)	-	(447)
Impairments	(3)	(20)	(18)	(1)	(42)
Transfer (to) from AHFS	(3)		-		(3)
Reclassifications	18	14	(5)	2	29
Translation differences and other	16	26	2	5	50
Total change	8	(23)	(8)	100	78
Balance as of December 31, 2022
Cost	1,135	1,779	1,454	309	4,676
Accumulated depreciation	(621)	(1,291)	(1,046)		(2,958)
Book value	514	488	408	309	1,718

Property, plant and equipment - Property, plant and equipment - right-of-use assets [Text Block]

Philips Group

Property, plant and equipment - right-of-use assets

in millions of EUR

	Land and buildings	Other equipment	Total
Balance as of January 1, 2023
Cost	1,365	206	1,571
Accumulated depreciation	(543)	(108)	(651)
Book value	822	98	919
Additions	175	62	236
Assets available for use	2	6	8
Depreciation	(150)	(51)	(201)
Impairments	(23)	-	(23)
Transfer (to) from AHFS	(2)		(2)
Reclassifications	-	4	4
Translation differences and other	(18)	(5)	(23)
Total change	(16)	15	(1)
Balance as of December 31, 2023
Cost	1,425	216	1,641
Accumulated depreciation	(619)	(104)	(722)
Book value	806	112	919

Philips Group

Property, plant and equipment - right-of-use assets

in millions of EUR

	Land and buildings	Machinery and installations	Other equipment	Total
Balance as of January 1, 2022
Cost	1,332	176	216	1,724
Accumulated depreciation	(418)	(139)	(109)	(666)
Book value	914	37	107	1,058
Additions	52	-	54	106
Assets available for use	5		1	6
Depreciation	(155)	(2)	(58)	(214)
Impairments	(8)	-	-	(9)
Transfer (to) from AHFS	3			3
Reclassifications	(19)	(13)	-	(32)
Translation differences and other	31	(23)	(6)	1
Total change	(92)	(37)	(9)	(139)
Balance as of December 31, 2022
Cost	1,365	-	206	1,571
Accumulated depreciation	(543)		(108)	(651)
Book value	822	-	98	919